UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-576

                           Northeast Investors Trust
               (Exact name of Registrant as specified in charter)

                         150 Federal Street, Room 1000
                               Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                 David Randall
                         150 Federal Street, Room 1000
                               Boston, MA 02110
                    (Name and address of agent for service)
        Registrant's telephone number, including area code: 617-523-3588

                  Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2007



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Reports to Stockholders.
                                   NORTHEAST
                                   INVESTORS
                                     TRUST
                                 A NO-LOAD FUND
                                 Annual Report
                             For the Period Ending
                               September 30, 2007

Dear Fellow Shareholders,
During the fiscal year 2007, Northeast Investors Trust realized a total return of 8.5%, which compared favorably with the 7.8% return on the Merrill Lynch Master II Index. We are pleased with these results during a fiscal year which was characterized by both strong and weak market conditions.

During the summer, credit markets came under well-reported pressure, and the high yield market gave up a good portion of the positive return it had achieved in the first three quarters of the fiscal year. Among the Trust's holdings, the best performers were the numerous short-term securities - particularly in the energy sector but also including some names in the gaming sector - which fell only slightly during the market's turbulence.

On the other hand, considerable weakness was experienced in the securities at the other end of the risk spectrum, especially those in the auto sector, which retreated sharply during the summer to the approximate levels at which they began the fiscal year.

While the Trust does not have any direct exposure to subprime mortgage securities, all credit markets are somewhat intertwined currently and the problems of the subprime market have, in effect, become issues for the high yield market. There are parallels in that both markets had seen excessive risk-taking and are currently suffering from the pressures on some imprudently-structured investment vehicles. We are pleased that the portfolio is relatively devoid of the new issue high yield bonds which were sold in the last few years and which, in our opinion, were characterized by unusually large debt burdens.

While we believe that there will likely be continued pressures emanating from those areas, there may now be a few pockets of longer-term value within the high yield market upon which we would hope to capitalize. Thus, in the face of the market's weakness, we have not replaced the shorter-term securities that have recently been redeemed with similar securities, thus deliberately tilting the Trust somewhat toward a more aggressive investment posture. Although this has led to an increased level of volatility in the Trust's price, we believe it is now prudent to search for and selectively to lock in some higher yields.

The portfolio managers maintain, and in fact, continue to add to their significant personal investments in the Trust, so there is a continued mutuality of interest in the Trust's results.

Respectfully submitted,
Bruce H. Monrad
Chairman of the Trustees

Historical Information (Unaudited)

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
2003               21,969        249,615,565       7.19      1,794,728,603         0.56          0.0000        7.06
2004               21,331        247,232,032       7.59      1,875,883,401         0.63          0.0000        7.48
2005               21,223        177,891,341       7.58      1,347,278,591         0.54          0.0000        7.70
2006               20,795        183,131,641       7.60      1,390,905,673        0.585          0.0000        7.56
2007               19,106        165,291,354       7.68      1,268,436,554         0.56          0.0000        7.85
------------------------------------------------------------------------------------------------------------------------
(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.


Average Annual Total Return (unaudited)
One year ended September 30, 2007                                       8.54%
Five years ended September 30, 2007                                     9.84%
Ten years ended September 30, 2007                                      4.81%

SEC Yield (unaudited)
Yield calculated as of September 30, 2007: 7.63%

About Your Fund's Expenses (unaudited)

                                        Beginning Account Value              Ending Account Value        Expenses Paid During Period
                                        3/31/2007                            9/30/2007                   3/31/2007 - 9/30/2007
Actual Return
-0.14%                                  $1,000.00                            $ 998.60                    $5.35
Hypothetical
(5% return before expenses)             $1,000.00                            $1,019.77                   $5.35

Example:
As a shareholder of the Trust, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:
The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Portfolio Composition (unaudited)
Distribution by Maturity
(% of portfolio)
Under 1 Year                    15%
1-5 Years                       49%
5-10 Years                      33%
10-15 Years                      0%
Over 15 Years                    3%
-----------------------------------
Total                          100%

Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the schedules of portfolio holdings with the SEC on Form N-Q. The Trust makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust's reference number as a registrant under the Investment Company Act of 1940 is 811-576.

Quarterly Portfolio Holdings
Performance Graph - Ten Years (unaudited)
The following graph compares the cumulative total shareholder return on Northeast Investors Trust shares over the ten preceding fiscal years to the cumulative total share return on the Merrill Lynch High Yield Master II Index, assuming an investment of $10,000 in both at their closing prices on September 30, 1997 and reinvestment of dividends and capital gains.

The Merrill Lynch High Yield Master II Index is an unmanaged market value-weighted index comprised of 1,800 domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. It is shown for comparative purposes only and reflects no deductions for fees, expenses or taxes.

Keep in mind that past performance does not guarantee future returns, and an investment in the Trust is not guaranteed.

[graph omitted]

Year            1997     1998     1999     2000     2001     2002     2003     2004     2005     2006     2007
NEIT          $10,000   $9,587  $10,353  $10,487   $9,629  $10,014   $11,058  $12,706  $13,609  $14,746  $16,005
High Yield
Master II     $10,000  $10,262  $10,665  $10,771   $10,111  $9,834   $12,716  $14,287  $15,243  $16,457  $17,732

Summary of Net Assets
September 30, 2007 (unaudited)
                                                                        % of Net
                                                        Value           Assets
Corporate Bonds & Notes
Advertising                                             $29,900,000     2.36%
Automobile & Truck                                       59,893,298     4.72%
Broadcast Cable TV                                       66,197,801     5.22%
Building & Construction                                  14,971,250     1.18%
Chemicals                                                65,138,200     5.13%
Drug Stores                                               6,142,500     0.48%
Electrical Equipment                                      6,807,500     0.54%
Electrical Utilities                                     85,630,800     6.75%
Energy/Natural Resources                                169,768,411    13.38%
Entertainment                                            69,900,450     5.51%
Financial Services                                       51,026,295     4.02%
Food Processing                                          49,171,000     3.88%
Gaming                                                  156,210,421    12.32%
Grocery Stores/Distributors                              12,723,723     1.00%
Health Care Diversified                                     320,162     0.03%
Home Furnishings                                          2,512,500     0.20%
Independent Power Producer                               65,242,500     5.14%
Machine/Tools                                            13,107,610     1.03%
Marketing/Sales                                          12,415,000     0.98%
Metals & Mining                                           2,714,555     0.21%
Packaging & Container                                   120,695,540     9.52%
Paper/Forest Products                                    29,308,419     2.31%
Publishing                                               17,846,250     1.41%
Retail Food Chains                                        1,116,138     0.09%
Textiles                                                      3,748     0.00%
Tires & Rubber                                           54,776,562     4.32%
Transportation                                            8,174,690     0.64%
                                                     --------------    ------
Total Corporate Bonds & Notes                        $1,171,715,323    92.37%
Total Convertible Bonds                                     118,709     0.01%
Total Foreign Bonds                                      17,124,132     1.35%
Total Common Stocks                                     137,097,336    10.81%
Total Warrants                                            4,394,562     0.35%
                                                     --------------   -------
Total Investments                                     1,330,450,062   104.89%
Receivables & Cash                                       25,212,955     1.99%
                                                     --------------   -------
Total Assets                                          1,355,663,017   106.88%
                                                     --------------   -------
Less Liabilities                                        (87,226,463)   -6.88%
                                                     --------------   -------
Net Assets                                           $1,268,436,554   100.00%
                                                     ==============   =======

Schedule of Investments
September 30, 2007
Corporate Bonds & Notes - 92.37%                                        Value
Name of Issuer                                          Principal       (Note B)

Advertising - 2.36%
Interpublic Group Co. Notes, 7.25%, 8/15/11 (a)        $29,900,000     $29,900,000

Automobile & Truck - 4.72%
Collins and Aikman Products, 10.75%, 12/31/11 (b)       20,000,000         175,000
Dana Credit Corp., 7.91%, 8/16/07 (c) (d) (e)            1,053,900       1,051,265
Dana Credit Corp., 6.59%, 12/01/07 (c) (d)               1,089,030       1,086,308
Delphi Corp. Notes, 6.55%, 6/15/06 (b) (e)              36,950,000      33,809,250
Dura Operating Corp. Senior Notes, Series B, 8.625%,
4/15/12 (b)                                             35,310,000      16,683,975
United Rentals NA, Inc. Secured Senior Notes, 6.5%,
2/15/12 (a)                                              7,000,000       7,087,500
                                                                        ----------
                                                                        59,893,298

Broadcast Cable TV - 5.22%
Charter Comm. Opt. LLC Senior Notes, Series 144A, 8%,
4/30/12 (a) (f)                                         40,000,000      39,800,000
Charter Comm. Opt. LLC Senior Notes, Series 144A, 8.375%,
4/30/14 (f)                                              5,000,000       5,025,000
Clear Channel Communications Senior Notes, 4.625%,
1/15/08 (a)                                              6,495,000       6,447,801
Paxson Comm. Corp. Senior Secured Notes, Series 144A,
FRN, 8.606%, 1/15/12 (f)                                15,000,000      14,925,000
                                                                        ----------
                                                                        66,197,801

Building & Construction - 1.18%
Associated Materials, Inc. Senior Sub Notes, 9.75%,
4/15/12                                                 14,750,000      14,971,250

Chemicals - 5.13%
Lyondell Chemical Co. Senior Secured Notes, 10.5%,
6/01/13 (a)                                             12,000,000      12,900,000
Nova Chemicals Corp. Notes, 7.4%, 4/01/09 (a)           24,250,000      24,371,250
Polyone Corp. Senior Notes, 8.875%, 5/01/12             20,000,000      20,600,000
Reichhold Industries, Inc. Senior Notes, Series 144A, 9%,
8/15/14 (f)                                              5,195,000       5,246,950
Sterling Chemical, Inc., Series 144A, 10.25%,
4/01/15 (f)                                              2,000,000       2,020,000
                                                                        ----------
                                                                        65,138,200

Drug Stores - 0.48%
Rite Aid Corp. Secured Notes, 7.5%, 1/15/15              6,500,000       6,142,500

Electrical Equipment - 0.54%
Coleman Cable, Inc., 9.875%, 10/01/12 (a)                7,000,000       6,807,500

Electrical Utilities - 6.75%
IPALCO Enterprises, Inc. Senior Secured Notes, 8.375%,
11/14/08 (a)                                            21,790,000      22,225,800
Mirant Americas Genr, Inc. Senior Notes, 8.3%, 5/01/11  27,000,000      27,270,000
Orion Power Holdings, Inc. Senior Notes, 12%,
5/01/10 (a)                                             33,000,000      36,135,000
                                                                        ----------
                                                                        85,630,800

Energy/Natural Resources - 13.38%
Clayton Williams Energy, 7.75%, 8/01/13                 14,430,000      13,564,200
CMS Energy Corp. Senior Notes, 8.5%, 4/15/11 (a)        15,357,000      16,492,036
Comstock Resources, Inc. Senior Notes, 6.875%, 3/01/12  10,300,000       9,913,750
Forest Oil Corp. Senior Notes, 8%, 6/15/08 (a)          20,405,000      20,609,050
Forest Oil Corp. Senior Notes, 8%, 12/15/11 (a)         16,890,000      17,523,375
Forest Oil Corp. Senior Notes, 7.75%, 5/01/14 (a)       11,604,000      11,778,060
Frontier Oil Corp. Senior Notes, 6.625%, 10/01/11        6,668,000       6,551,310
Gulfmark Offshore, Inc., 7.75%, 7/15/14 (a)             11,996,000      12,055,980
Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (a) (g)          20,000,000      20,638,700
Parker Drilling Co. Senior Notes, 9.625%, 10/01/13      16,463,000      17,615,410
Pogo Producing Co. Senior Sub. Notes, 7.875%,
5/01/13 (a)                                              8,808,000       9,116,280
Stone Energy Corp., 8.25%, 12/15/11                      4,296,000       4,285,260
W & T Offshore, Inc. Series 144A, 8.25%, 6/15/14 (f)    10,000,000       9,625,000
                                                                       -----------
                                                                       169,768,411

Entertainment - 5.51%
AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14  23,780,000      22,650,450
Cinemark USA, Inc. Senior Discount Notes, 0/9.75%,
3/15/14 (h)                                             50,000,000      47,250,000
                                                                        ----------
                                                                        69,900,450

Financial Services - 4.02%
Finova Group, Inc. Notes, 7.5%, 11/15/09                 4,360,745         850,345
SLM Corp. Notes Series A, 3.625%, 3/17/08 (a)           50,737,000      50,175,950
                                                                        ----------
                                                                        51,026,295

Food Processing - 3.88%
B&G Foods Senior Sub. Notes, 8%, 10/01/11                1,000,000         990,000
Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14      14,150,000      12,169,000
Chiquita Brands Intl. Senior Notes, 8.875%, 12/01/15    22,500,000      20,250,000
Dean Foods Co. Senior Notes, 6.625%, 5/15/09 (a)        13,032,000      13,032,000
Mrs. Fields Brands Financing Notes, 9%, 3/15/11          3,500,000       2,730,000
                                                                        ----------
                                                                        49,171,000

Gaming - 12.32%
MGM Mirage, Inc. Senior Unsecured Notes, 8.5%,
9/15/10 (a)                                             22,505,000      23,517,725
Mandalay Resort Group Senior Sub. Notes, 9.375%,
2/15/10 (a)                                             10,000,000      10,475,000
Park Place Entertainment Senior Sub. Notes, 8.875%,
9/15/08 (a)                                             30,795,000      31,449,394
Park Place Entertainment Senior Notes, 7.5%,
9/01/09 (a)                                             17,000,000      17,425,000
Trump Entertainment Resorts, Inc. Secured Notes, 8.5%,
6/01/15                                                 69,914,327      58,203,677
Wimar Opco LLC/Fin. Corp. Senior Sub Notes Series 144A,
9.625%, 12/15/14 (f)                                    19,535,000      15,139,625
                                                                       -----------
                                                                       156,210,421

Grocery Stores/Distributors - 1.00%
Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (b)    15,000,000         787,500
Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10 (b)       8,309,000         436,223
Pathmark Stores, Inc. Senior Sub. Notes, 8.75%,
2/01/12                                                 11,500,000      11,500,000
                                                                        ----------
                                                                        12,723,723

Health Care Diversified - 0.03%
Global Health Sciences Co. Senior Notes, 11%,
5/01/08 (b) (c)                                          4,925,568         320,162

Home Furnishings - 0.20%
Norcraft Cos LP Secured Notes, 9%, 11/01/11              2,500,000       2,512,500

Independent Power Producer - 5.14%
Calpine Corp. Senior Secured Notes, Series 144A, 8.5%,
7/15/10 (f)                                             27,000,000      29,160,000
Calpine Corp. Senior Secured Notes, Series 144A, 8.75%,
7/15/13 (f)                                             23,000,000      25,070,000
NRG Energy, Inc., 7.25%, 2/01/14                         5,000,000       5,012,500
NRG Energy, Inc., 7.375%, 1/15/17                        6,000,000       6,000,000
                                                                        ----------
                                                                        65,242,500

Machine/Tools - 1.03%
Thermadyne Holdings Corp. Senior Sub. Notes, 9.25%,
2/01/14                                                 13,513,000      13,107,610

Marketing/Sales - 0.98%
Harry and David, Senior Notes, 9%, 3/01/13              13,000,000      12,415,000

Metals & Mining - 0.21%
Holdco Senior Secured PIK Notes, 8%, 3/31/10 (c)           132,293         132,293
Kaiser Aluminum Chemical Corp. Senior Sub. Notes, 12.75%,
2/01/03 (b) (c) (e)                                     46,230,000       2,579,634
LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (b) (e)  7,776,278              78
LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (b)   7,286,184              73
National Steel Corp. First Mortgage Notes, 8.375%,
8/01/06 (b) (c) (e)                                        495,425           2,477
                                                                         ---------
                                                                         2,714,555
Packaging & Container - 9.52%
Constar International, FRN 8.9325%, 2/15/12             10,000,000       9,800,000
Jefferson Smurfit Corp., 8.25%, 10/01/12                 4,000,000       4,010,000
Owens-Illinois, Inc. Senior Notes, 7.35%, 5/15/08 (a)   25,000,000      25,093,750
Pliant Corp. Secured PIK Notes, 11.625%, 6/15/09        25,069,562      26,323,040
Pliant Corp. Senior Secured Notes, 11.125%, 9/01/09     25,000,000      22,500,000
Stone Container Senior Notes, 8.375%, 7/01/12            6,000,000       6,000,000
Tekni-Plex, Inc. Secured Notes, Series 144A, 10.875%,
8/15/12 (f)                                              2,000,000       2,150,000
Tekni-Plex, Inc. Senior Secured Notes, Series 144A, 8.75%,
11/15/13 (f)                                            27,500,000      24,818,750
                                                                       -----------
                                                                       120,695,540

Paper/Forest Products - 2.31%
American Tissue, Inc. Senior Secured Notes, Series B,
12.5%, 7/15/06 (b) (c) (e)                              14,061,292         210,919
Scotia Pacific Co. LLC, Series B, 7.11%, 1/20/14 (b)     8,500,000       7,310,000
Scotia Pacific Co. LLC, Series B, 7.71%, 1/20/14 (b)    24,900,000      21,787,500
                                                                        ----------
                                                                        29,308,419

Publishing - 1.41%
Houghton Mifflin Co. Notes, 7.2%, 3/15/11               15,000,000      14,850,000
McClatchy Co. Notes, 6.625%, 11/01/07                    3,000,000       2,996,250
                                                                        ----------
                                                                        17,846,250

Retail Food Chains - 0.09%
Denny's Corp. Holding, Inc., 10%, 10/01/12                 455,000         469,788
Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (b) (c)  1,375,214         646,350
                                                                         ---------
                                                                         1,116,138

Textiles - 0.00%
West Point Stevens, Inc. Senior Notes, 7.875%,
6/15/05 (b) (e)                                         25,725,000           2,573
West Point Stevens, Inc. Senior Notes, 7.875%,
6/15/08 (b)                                             11,750,000           1,175
                                                                             -----
                                                                             3,748

Tires & Rubber - 4.32%
Goodyear Tire & Rubber, 11.25%, 3/01/11 (a)             31,250,000      33,476,562
Goodyear Tire & Rubber, FRN 13.785%, 3/01/11 (a)        20,000,000      21,300,000
                                                                        ----------
                                                                        54,776,562

Transportation - 0.64%
Petro Stopping Center, 9%, 2/15/12                       7,804,000       8,174,690

Total Corporate Bonds & Notes
(cost - $1,371,753,818)                                             $1,171,715,323
                                                                    --------------

Convertible Bonds                                                       Value
Name of issuer                                          Principal       (Note B)
Convertible Bonds - 0.01%
Eurotunnel Group Tier 1, 3%, 7/28/08                    GBP 74             $32,575
Eurotunnel Group Tier 2, 3%, 7/28/09                    GBP 74              31,363
Eurotunnel Group Tier 3, 3%, 7/28/10                    GBP 74              32,689
Eurotunnel Group NRS II 6%, 7/28/10                     GBP 83              22,082
                                                                           -------
Total Convertible Bonds (cost - $106,287)                                 $118,709


Foreign Bonds                                                           Value
Name of issuer                                          Principal       (Note B)
Foreign Bonds - 1.35%
Republic of Argentina, Series Par, 1.33/5.25%,
12/31/38 (g)                                            $8,481,129      $3,456,060
Republic of Argentina, Series Discount, 8.28%,
12/31/33                                                10,135,335       9,197,817
Republic of Argentina GDP Linked Security, 12/15/35     34,386,574       4,470,255
                                                                       -----------
Total Foreign Bonds  - (cost - $12,016,100)                            $17,124,132

Stocks                                                  Number of       Value
Name of issuer                                          Shares          (Note B)
Common Stock - 10.81%
American Restaurant Group, Inc. (c) (i)                    710,555      $1,080,044
Amtrol, Inc. (c) (i)                                       640,565       5,912,415
Chubb Corp.                                                444,720      23,854,781
Core-Mark Holding Co., Inc. (i)                            241,361       8,503,148
Darling International, Inc. (i)                            491,630       4,872,053
General Chemical (c) (d) (i)                                 1,077       1,077,000
Holdco (c) (d) (i)                                          62,100         589,950
International Airline Support Group (i)                    219,540           2,634
JPMorgan Chase & Co.                                       370,000      16,953,400
Kaiser Aluminum Corp. (i)                                   39,757       2,805,651
Kronos Worldwide, Inc.                                     270,700       5,110,816
MAXXAM, Inc. (i)                                           200,000       5,710,000
NL Industries                                              510,200       5,780,566
Ormet Corp. (d) (i)                                        337,860       6,419,340
The Penn Traffic Co. (i)                                   164,352       3,114,470
Planet Hollywood International, Inc. (c) (d) (i)             2,402              24
Polymer Group, Inc., Class A (i)                           843,103      23,185,333
Prandium (i)                                               869,935           1,740
Romacorp, Inc. (c) (d) (i)                                  82,220       3,288,800
Safelite Realty Corp. (c) (d) (i)                            7,403          25,911
Sterling Chemical, Inc. (i)                                250,827       5,769,021
Tokheim (d) (i)                                            180,224             901
Viskase Cos., Inc. (d) (i)                               2,096,128       3,039,386
WestPoint Stevens, Inc. (i)                              1,600,000           1,600
Zions Bancorporation                                       145,600       9,998,352
                                                                      ------------
Total Common Stocks - (cost - $224,923,246)                           $137,097,336

Warrants                                                Number of
                                                        Shares or       Value
Name of Issuer                                          Units           (Note B)
Warrants - 0.35%
Core-Mark Holding Co., Inc. Warrants (c) (i)                48,142        $859,816
Eurotunnel Group Warrants (i)                           EUR 55,120          18,190
General Chemical A Warrants (c) (d) (i)                        622         516,558
General Chemical B Warrants (c) (d) (i)                        461         310,967
Key Energy Service Warrants (c) (i)                         15,000       2,688,300
Sterling Chemical, Inc. Warrants (c) (i)                    91,385             731
                                                                        ----------
Total Warrants - (cost - $9,975,865)                                    $4,394,562
                                                                     -------------
Total Investments - 104.89% (cost - $1,618,775,316)                  1,330,450,062
                                                                     -------------
Net Other Assets - (4.89%)                                             (62,013,508)
                                                                     -------------
Net Assets - 100%                                                   $1,268,436,554

(a) All or a portion of security has been pledged to collateralize short-term borrowings.
(b) Non-income producing security due to default or bankruptcy filing.
(c) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(d) All or a portion of security is restricted. The aggregate market value of restricted securities as of September 30, 2007 is $17,405,591, which represents 1.37% of total net assets. All of these securities are deemed to be liquid. Additional information on each holding is as follows:
Security                                Acquisition Date        Acquisition Cost
Dana Credit Corp., 7.91%, 8/16/07       01/17/07                $ 1,053,900
Dana Credit Corp., 6.59%, 12/01/07      01/17/07                $ 1,085,960
General Chemical                        03/31/04                $ 3,000,000
Holdco                                  04/14/05                $11,778,313
Ormet Corp.                             01/09/07                $ 2,702,880
Planet Hollywood, Inc.                  09/26/00 - 03/30/03     $ 450
Romacorp, Inc.                          11/15/06                $ 4,118,756
Safelite Realty Corp.                   9/29/00                 $ 965,195
Tokheim                                 10/20/00                $ -
Viskase Cos., Inc.                      04/03/03 - 03/21/07     $ 1,051,606
General Chemical A Warrants             3/31/04                 $ -
General Chemical B Warrants             3/31/04                 $ -
(e) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $172,980,325 or 13.64% of net assets.
(g) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(h) Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(i) Non-income producing security.
PIK Payment in Kind
GBP Principal denoted in British Pounds Sterling
FRN Floating Rate Note
EUR Principal is denoted in Euros

Statement of Assets
and Liabilities
September 30, 2007
Assets
Investments - at market value (cost $1,618,775,316)             $1,330,450,062
Receivable for interest                                             22,766,168
Receivable for investments sold                                        127,500
Receivable for shares sold                                             930,775
Receivable for dividends                                               128,969
Misc. receivable                                                     1,259,543
                                                                --------------
Total Assets                                                     1,355,663,017

Liabilities
Notes Payable                                                      $76,808,942
Payable for trustee fees                                             1,594,864
Payable for shares repurchased                                       7,328,099
Accrued expenses                                                     1,494,558
                                                                --------------
Total Liabilities                                                   87,226,463
                                                                --------------
Net Assets                                                      $1,268,436,554
                                                                ==============
Net Assets Consist of:
Capital, at a $1.00 par value                                     $165,291,354
Paid in surplus                                                  1,671,982,802
Distribution in excess of net investment income                     (1,422,554)
Accumulated net realized loss on investments                      (279,089,794)
Net unrealized depreciation of investments                        (288,325,254)
                                                                --------------
Net Assets                                                      $1,268,436,554
                                                                ==============
Net Asset Value, offering price and redemption price per share
($1,268,436,554/165,291,354 shares)                                     $7.68
                                                                        =====
The accompanying notes are an integral part of the financial statements.

Statement of Operations
Year Ended September 30, 2007
Investment Income
Interest                                                          $108,862,991
Dividends                                                            1,787,827
Other Income                                                           472,175
                                                                  ------------
Total Income                                                       111,122,993

Expenses
Trustee fees                                                        $6,968,687
Interest expense                                                     5,313,808
Administrative expenses and salaries                                 1,433,575
Legal fees                                                             230,000
Printing, postage and stationery fees                                  197,500
Commitment fees                                                        187,642
Auditing fees                                                          161,345
Computer and related expenses                                          106,800
Insurance                                                               88,290
Registration and filing fees                                            63,875
Telephone                                                               22,250
Custodian fees                                                           5,450
Other expenses                                                          53,125
                                                                   -----------
Total Expenses                                                      14,832,347
                                                                   -----------
Net Investment Income                                               96,290,646
                                                                   -----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions              (17,882,992)
Change in unrealized appreciation (depreciation) of investments     42,854,387
                                                                  ------------
Net Increase (Decrease) in Net Assets Resulting from Operations   $121,262,041
                                                                  ============
The accompanying notes are part of the financial statements.

Statements of Changes
in Net Assets
                                        Year Ended                      Year Ended
                                        September 30,                   September 30,
                                        2007                            2006
Increase (Decrease) in Net Assets
From Operations:
Net investment income                   $96,290,646                     $88,078,582
Net realized gain (loss) from
investment transactions                 (17,882,992)                    (48,383,119)
Change in unrealized appreciation
(depreciation) of investments            42,854,387                      66,305,754
                                        -----------                     -----------
Net Increase (Decrease) in Net Assets Resulting from
Operations                              121,262,041                     106,001,217
                                        -----------                     -----------
Distributions to Shareholders from Net Investment
Income                                  (98,811,728)                   (103,145,002)
From Net Trust Share Transactions      (144,919,432)                     40,770,867
                                       ------------                     -----------
Total Increase (Decrease) in Net
Assets                                 (122,469,119)                     43,627,082
                                       ------------                     -----------
Net Assets:
Beginning of Period                   1,390,905,673                   1,347,278,591
                                      -------------                   -------------
End of Period                        $1,268,436,554                  $1,390,905,673
                                     ==============                  ==============
Distribution in Excess of Net
Investment Income                       ($1,422,554)                    ($3,967,224)

The accompanying notes are an integral part of the financial statements.

                                                               Year Ended September 30,
Per Share Data^                         2007            2006            2005            2004            2003
Net Asset Value:
Beginning of Period                     $7.60           $7.58           $7.59           $7.19           $7.05
                                        -----           -----           -----           -----           -----
Income From Investment
Operations:
Net investment income                    0.54            0.50            0.51            0.59            0.56
Net realized and unrealized
gain (loss) on investment                0.10            0.11            0.02            0.44            0.14
                                        -----           -----           -----           -----           -----
Total from investment
operations                               0.64            0.61            0.53            1.03            0.70
                                        -----           -----           -----           -----           -----
Less Distributions:
Net investment income                   -0.56           -0.59           -0.54           -0.63           -0.56
Capital Gain                               -               -               -               -               -
                                        -----           -----           -----           -----           -----
Net Asset Value:
End of Period                           $7.68           $7.60           $7.58           $7.59           $7.19
                                        =====           =====           =====           =====           =====
Total Return                            8.54%           8.35%           7.11%           14.90%          10.43%
Ratios & Supplemental Data
Net assets end of period
(in thousands)                       $1,268,436.6   $1,370,905.7     $1,347,278.6    $1,875,883.4    $1,794,728.6
Ratio of operating expenses to
average net assets*                     1.06%           1.23%           0.73%           0.67%           0.65%
Ratio of interest expense to
average net assets                      0.38%           0.55%           0.10%           0.03%           0.00%
Ratio of net investment
income to average
net assets                              6.86%           6.60%           6.62%           7.92%           7.97%
Portfolio turnover rate                 45.61%          16.47%          45.10%          39.80%          13.47%

* Includes Interest Expense when applicable
^Per Share Data calculated using the Average Share Method
The accompanying notes are an integral part of the financial statements.

Financial Highlights
Notes to Financial Statements for the
year ended September 30, 2007
Note A - Organization
Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B - Significant Accounting Policies
Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities may also be valued on the basis of valuations furnished by independent pricing services that use both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. The market value of securities fair valued on September 30, 2007 was $22,379,924, which represents 1.76% of net assets.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the Fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on the Fund's financial statements.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/ tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C - Trustees' Compensation
Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. The aggregate compensation paid to the Independent Trustees during the year ended September 30, 2007 was $250,000.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on September 30, 2007 was 3,310,140 shares (2.00%).

Note D - Shares of Beneficial Interest
At September 30, 2007, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                                Year Ended                      Year Ended
                                                September 30, 2007              September 30, 2006
                                        Shares          Amount                  Shares          Amount
Shares Sold                             74,629,629      $585,146,479            79,712,603      $602,930,283
Shares issued to shareholders
in reinvestment of distributions from
net investment income                    9,759,400        75,913,284            10,342,292        77,250,866
                                        ----------      ------------            ----------      ------------
                                        84,389,029       661,059,763            90,054,895       680,181,149
Shares repurchased                    (102,229,316)     (805,979,195)          (84,814,595)     (639,410,282)
                                     -------------      ------------            ----------      ------------
Net Increase (Decrease)                (17,840,287)    ($144,919,432)            5,240,300       $40,770,867

Note E - Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $663,615,222 and $825,560,302 respectively, for the year ended September 30, 2007.

Note F - Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At September 30, 2007 the Trust has unused lines of credit amounting to $173,191,058. The committed lines of credit may be terminated at the banks' option at their annual renewal dates.

The following information relates to aggregate short-term borrowings during the year ended September 30, 2007:

Average amount outstanding (total of daily outstanding
principal balances divided by the number of days with
debt outstanding during the period)                             113,911,934
Weighted average interest rate                                  5.74%

Note G - Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at year end.

Note H - Additional Tax Information
The tax character of distributions paid during the years ended September 30, 2006 and 2007 was $103,145,002 and $98,811,728, respectively, and were classified as ordinary income.

As of September 30, 2007 the components of accumulated earnings (losses) on a tax basis were as follows:
Undistributed ordinary income                                   3,026,815
Capital Loss Carryforward:
2007                                                           (2,099,492)
2010                                                             (511,359)
2011                                                          (89,590,632)
2012                                                          (34,826,775)
2013                                                           (7,636,627)
2014                                                          (56,723,408)
2015                                                          (53,488,548)
                                                             ------------
Total capital loss carryforward                              (244,876,841)
Timing Differences                                            (23,715,343)
Unrealized gains (losses) - net                              (303,272,233)
Total distributable earnings (losses) - net                  (568,837,602)

At September 30, 2007 the Trust's Post October loss deferral was ($17,534,983)

At September 30, 2007 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
Tax cost                                                    1,633,722,295
Gross unrealized gain                                          66,909,540
Gross unrealized loss                                        (370,181,773)
                                                            -------------
Net unrealized security gain (loss)                          (303,272,233)
                                                            ==============
The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to accretion and amortization differences.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not been determined.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Northeast Investors Trust:

We have audited the accompanying statement of assets and liabilities of Northeast Investors Trust (the "Trust"), including the schedule of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2003 were audited by other auditors whose report, dated November 20, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Trust at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ ERNST AND YOUNG LLP
Boston, Massachusetts
November 16, 2007
Page 22
Trustees & Officers
The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H. Monrad, Fred L. Glimp, Peter J. Blampied, Marshall I. Goldman, George P. Beal, Charles R. Daugherty and the Hon. Maurice H. Richardson. Under Massachusetts Law, the Trustees are generally responsible for protecting the interests of the shareholders by overseeing the operation and management of the Trust. The table below provides certain information about the Trust's Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 150 Federal Street, Boston, MA 02110-1745.

The Trust's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.

                                                                        Principal Occupation(s)/
Name/Age/Service*               Position                                Other Directorships During the Past Five Years
AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad#               Trustee                                 Trustee of Northeast Investors Trust; Trustee of
Age: 77                                                                 Northeast Investors Growth Fund; Director of
Years of Service: 46                                                    New America High Income Fund, Inc.

Bruce H. Monrad#                Trustee and Chairman                    Trustee and Chairman of Northeast Investors
Age: 45 Trust.
Years of Service: 14

Gordon C. Barrett               Executive Vice                          Chief Financial Officer of Northeast Investors
Age: 50                         President, Chief                        Trust; Chief Financial Officer of Northeast
Years of Service: 19            Financial Officer and                   Investors Growth Fund; Officer of Northeast
                                Chief Compliance                        Investment Management, Inc.
                                Officer

Robert B. Minturn               Clerk, Vice President,                  Officer of Northeast Investors Trust; Trustee and
Age: 68                         and Chief Legal Officer                 Officer of Northeast Investors Growth Fund
Years of Service: 27

INDEPENDENT TRUSTEES
Fred L. Glimp                   Trustee                                 Special Assistant to President Emeritus and
Age: 81                                                                 part time volunteer for Harvard's Alumni Affairs
Years of Service: 26                                                    and Development Department

Peter J. Blampied               Trustee                                 President of Corcoran Management Co., Inc.
Age: 65                                                                 Director of Access Capital Strategies, LLC
Years of Service: 7

Marshall I. Goldman             Trustee                                 Kathryn Wasserman Davis Professor of
Age: 77                                                                 Russian Economics (Emeritus) at Wellesley
Years of Service: 3                                                     College; Senior Scholar and Former Associate
                                                                        Director of the Davis Center for Russian and
                                                                        Eurasian Studies at Harvard University; Director
                                                                        of Century Bank & Trust Co.

George P. Beal                  Trustee                                 Managing Partner, Boston Family Office LLC
Age: 54
Years of Service: 3

Charles R. Daugherty            Trustee                                 Managing Partner, Stanwich Advisors, LLC
Age: 54
Years of Service: 3

Hon. Maurice H.                 Trustee                                 Assistant Professor, Law & Psychiatry Program,
Richardson                                                              Department of Psychiatry, University of
Age: 79                                                                 Massachusetts Medical School; Director of the
Years of Service: 3                                                     Advisors Charitable Gift Fund.

* The Trustees serve until their resignation or either the appointment or election of a successor, and the
Officers serve at the pleasure of the Trustees.

# Ernest E. Monrad and Bruce H. Monrad are father and son respectively.


TRUSTEES
Ernest E. Monrad
Fred L. Glimp
Peter J. Blampied
Bruce H. Monrad
Charles R. Daugherty
George P. Beal
Marshall I. Goldman
Hon. Maurice H. Richardson

OFFICERS
Bruce H. Monrad, Chairman
William A. Oates, Jr., Vice President
Gordon C. Barrett, Executive Vice President, Chief Financial Officer & Chief Compliance Officer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
David A. Randall, Vice President
Chapin P. Mechem, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President
Joseph R. Morrison, Assistant Vice President

CUSTODIAN
State Street Bank & Trust Co.
200 Clarendon Street
Boston, Massachusetts 02116

LEGAL COUNSEL
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

TRANSFER AGENT
Northeast Investors Trust
150 Federal Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon St.
Boston, Massachusetts 02116
This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.

For a free copy of the Trust's proxy voting guidelines and proxy voting record visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov. Shares of the Trust are sold to investors at net asset value by
                           Northeast Investors Trust
                               150 Federal Street
                          Boston, Massachusetts 02110
                         (800) 225-6704 (617) 523-3588

The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including:
NE Inv TR, NE Investors.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. A copy of the code of ethics has been filed as Exhibit to Registrant's Report on Form N-CSR for its fiscal year ended September 30, 2003. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant's Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. Certain of the registrant's trustees who are considered to be "interested persons" as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, do possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Trust.

Item 4. Principal Accountant Fees and Services.

         (a) Audit Fees. The aggregate fees billed for the registrant's fiscal years ended September 30, 2007 and September 30, 2006 for professional services rendered by the registrant's principal accountant for the audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $92,000 and $92,000 respectively.


         (b) Audit-Related Fees. The aggregate fees billed for the registrant's fiscal years ended September 30, 2007 and September 30, 2006 for assurance and related services by the registrant's principal accountant reasonably related to the performance of the audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $59,000 and $59,000 respectively. Such services consisted of a report of the Trust's transfer agent's internal controls pusuant to rule 17AD-13, semi-annual report review and a report on the Trust's antimoney laundering controls and policies.


         (c) Tax Fees. The aggregate fees billed in the registrant's fiscal years ended September 30, 2007 and September 30, 2006 for professional services rendered by the registrant's principal accountant for tax matters were $11,000 and $10,000 respectively. Such services consisted of the preparation of the registrant's federal income and excise tax returns.


         (d)      Other Fees.  During the fiscal years ended September 30,
2007 and 2006 the aggregate fees billed for other services rendered by the registrant's principal accountant were $16,731 and $120,000 respectively. Such services consisted of a review and testing of registrant's compliance policies and procedures pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.


         (e) It is the registrant's policy that all audit and non-audit services provided by the registrant's principal accountants be approved in advance by the Audit Committee, and all of the services described in Paragraphs (a) - (d) of this item were so approved.


         (f) The registrant has been advised by its independent accountants that less than 50% of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for its fiscal year ended September 30, 2007 were attributed to work performed by persons other than the principal accountants' full-time, permanent employees.


         (g)      Not applicable to the registrant.


         (h)      Not applicable to the registrant


Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.


Item 6. Schedule of Investments

Enclosed as part of Item 1 Above.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.


Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.


Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes with respect to procedures for shareholders to recommend nominees for Trustee from the disclosure contained in the registrant's Proxy Statement for its Meeting of Beneficaries convened on May 16, 2005.


Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
        Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

(a)(2) 99.CERT - Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT - A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.








                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: December 3, 2007


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: December 3, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: December 3, 2007


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: December 3, 2007


Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: December 3, 2007
                                            Bruce H. Monrad
                                            Chairman
                                            (principal executive officer)





Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The Registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: December 3, 2007
                                            Gordon C. Barrett
                                            Treasurer
                                            (principal financial officer)








Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and
(b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Trust, a Massachusetts business trust (the "registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended September 30, 2007 of the registrant (the "Form N-CSR") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the registrant.



Dated:  December 3, 2007
                                            Bruce H. Monrad
                                            Chairman
                                            (Principal Executive Officer)


Dated:  December 3, 2007
                                            Gordon C. Barrett
                                            Treasurer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request.